Shareholder Report, Holdings (Details)	Dec. 31, 2025
Conservative Allocation Fund Class I | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Conservative Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Conservative Allocation Fund Class I | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Conservative Allocation Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Conservative Allocation Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Conservative Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Conservative Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Conservative Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Conservative Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class I | VanEck J. P. Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Conservative Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Conservative Allocation Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Conservative Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Conservative Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Conservative Allocation Fund Class II | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Conservative Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Conservative Allocation Fund Class II | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Conservative Allocation Fund Class II | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Conservative Allocation Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Conservative Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Conservative Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Conservative Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Conservative Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Conservative Allocation Fund Class II | VanEck J. P. Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Conservative Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Conservative Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Conservative Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.50%)
Conservative Allocation Fund Class II | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Moderate Allocation Fund Class I | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Moderate Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Moderate Allocation Fund Class I | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Moderate Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Moderate Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Moderate Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderate Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderate Allocation Fund Class I | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Moderate Allocation Fund Class I | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Moderate Allocation Fund Class I | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderate Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Moderate Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Moderate Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
Moderate Allocation Fund Class I | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Moderate Allocation Fund Class II | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
Moderate Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Moderate Allocation Fund Class II | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Moderate Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Moderate Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Moderate Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Moderate Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Moderate Allocation Fund Class II | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Moderate Allocation Fund Class II | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Moderate Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Moderate Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Moderate Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.00%)
Moderate Allocation Fund Class II | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	54.90%
Aggressive Allocation Fund Class I | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Aggressive Allocation Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Aggressive Allocation Fund Class I | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Aggressive Allocation Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Aggressive Allocation Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Aggressive Allocation Fund Class I | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Aggressive Allocation Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Aggressive Allocation Fund Class I | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Aggressive Allocation Fund Class I | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aggressive Allocation Fund Class I | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aggressive Allocation Fund Class I | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Aggressive Allocation Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Allocation Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Aggressive Allocation Fund Class I | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Aggressive Allocation Fund Class II | Madison Core Bond Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Aggressive Allocation Fund Class II | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Aggressive Allocation Fund Class II | Madison Large Cap Fund, Class R6 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Aggressive Allocation Fund Class II | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Aggressive Allocation Fund Class II | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Aggressive Allocation Fund Class II | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Aggressive Allocation Fund Class II | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Aggressive Allocation Fund Class II | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Aggressive Allocation Fund Class II | Vanguard FTSE All-World ex-U.S. ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Aggressive Allocation Fund Class II | iShares Core S&P Small-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Aggressive Allocation Fund Class II | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Aggressive Allocation Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Aggressive Allocation Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.80%)
Aggressive Allocation Fund Class II | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	68.70%
Diversified Income Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Income Fund Class I | VanEck J. P. Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Income Fund Class I | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Diversified Income Fund Class I | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Diversified Income Fund Class I | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Diversified Income Fund Class I | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Diversified Income Fund Class I | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Diversified Income Fund Class I | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diversified Income Fund Class I | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diversified Income Fund Class I | Federal National Mortgage Association, 7.000%, due 11/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Diversified Income Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diversified Income Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diversified Income Fund Class I | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Income Fund Class II | VanEck J. P. Morgan EM Local Currency Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Diversified Income Fund Class II | Madison Short-Term Strategic Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Diversified Income Fund Class II | Madison Dividend Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
Diversified Income Fund Class II | Madison Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Diversified Income Fund Class II | Madison Covered Call ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Diversified Income Fund Class II | State Street SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Diversified Income Fund Class II | Global X MLP ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Diversified Income Fund Class II | Schwab U.S. Dividend Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Diversified Income Fund Class II | Federal National Mortgage Association, 7.000%, due 11/01/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Diversified Income Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Diversified Income Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Diversified Income Fund Class II | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Diversified Income Fund Class II | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Core Bond Fund Class I | Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class I | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class I | Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U.S. Treasury Bonds, 4.500%, due 05/15/38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class I | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class I | U.S. Treasury Bonds, 4.250%, due 08/15/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class I | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class I | Federal National Mortgage Association, 4.000%, due 05/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class I | Federal National Mortgage Association, 4.500%, due 08/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class I | U.S. Treasury Bonds, 3.000%, due 05/15/45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Core Bond Fund Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Fund Class I | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Core Bond Fund Class I | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund Class I | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Core Bond Fund Class I | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Core Bond Fund Class I | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Core Bond Fund Class II | Federal Home Loan Mortgage Corp., 2.500%, due 04/01/48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Core Bond Fund Class II | U.S. Treasury Notes, 4.375%, due 05/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class II | Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class II | U.S. Treasury Bonds, 4.500%, due 05/15/38 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Core Bond Fund Class II | U.S. Treasury Notes, 4.000%, due 02/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Core Bond Fund Class II | U.S. Treasury Bonds, 4.250%, due 08/15/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | U.S. Treasury Bonds, 3.750%, due 08/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Core Bond Fund Class II | Federal National Mortgage Association, 4.000%, due 05/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class II | Federal National Mortgage Association, 4.500%, due 08/01/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class II | U.S. Treasury Bonds, 3.000%, due 05/15/45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Core Bond Fund Class II | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Core Bond Fund Class II | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Core Bond Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Core Bond Fund Class II | Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.30%
Core Bond Fund Class II | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Core Bond Fund Class II | Corporate Notes and Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Core Bond Fund Class II | U.S. Government and Agency Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Core Bond Fund Class II | Foreign Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Large Cap Value Fund Class I | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Value Fund Class I | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Value Fund Class I | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Fund Class I | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class I | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class I | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class I | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class I | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class I | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Value Fund Class I | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Value Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Large Cap Value Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Large Cap Value Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Large Cap Value Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Large Cap Value Fund Class I | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Value Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Large Cap Value Fund Class I | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Large Cap Value Fund Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class I | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Large Cap Value Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Large Cap Value Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Value Fund Class II | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Large Cap Value Fund Class II | Exxon Mobil Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Large Cap Value Fund Class II | Chevron Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Value Fund Class II | NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class II | CME Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class II | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Large Cap Value Fund Class II | Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Value Fund Class II | Honeywell International, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Value Fund Class II | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Value Fund Class II | Union Pacific Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Large Cap Value Fund Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Large Cap Value Fund Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Large Cap Value Fund Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Large Cap Value Fund Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Large Cap Value Fund Class II | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Large Cap Value Fund Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Large Cap Value Fund Class II | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Large Cap Value Fund Class II | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Value Fund Class II | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Large Cap Value Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Large Cap Value Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Large Cap Growth Fund Class I | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Cap Growth Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Growth Fund Class I | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Growth Fund Class I | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class I | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class I | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Fund Class I | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Fund Class I | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Growth Fund Class I | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Growth Fund Class I | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Growth Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Large Cap Growth Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Large Cap Growth Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Large Cap Growth Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Large Cap Growth Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Large Cap Growth Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Growth Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Large Cap Growth Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Cap Growth Fund Class II | Alphabet, Inc., Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Large Cap Growth Fund Class II | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Large Cap Growth Fund Class II | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Large Cap Growth Fund Class II | Ferguson Enterprises, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class II | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Large Cap Growth Fund Class II | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Fund Class II | Keysight Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Large Cap Growth Fund Class II | Danaher Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Large Cap Growth Fund Class II | Texas Instruments, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Large Cap Growth Fund Class II | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Large Cap Growth Fund Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Large Cap Growth Fund Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Large Cap Growth Fund Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Large Cap Growth Fund Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
Large Cap Growth Fund Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Large Cap Growth Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Large Cap Growth Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Large Cap Growth Fund Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Mid Cap Fund Class I | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund Class I | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class I | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Mid Cap Fund Class I | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid Cap Fund Class I | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class I | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund Class I | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class I | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class I | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class I | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class I | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Mid Cap Fund Class I | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Mid Cap Fund Class I | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Mid Cap Fund Class I | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Mid Cap Fund Class I | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Mid Cap Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Mid Cap Fund Class I | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Mid Cap Fund Class II | Arch Capital Group Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Mid Cap Fund Class II | PACCAR, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Mid Cap Fund Class II | Ross Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Mid Cap Fund Class II | Amphenol Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Mid Cap Fund Class II | Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Mid Cap Fund Class II | Medpace Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid Cap Fund Class II | Carlisle Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Mid Cap Fund Class II | MKS, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Mid Cap Fund Class II | Gartner, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class II | Labcorp Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Mid Cap Fund Class II | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Mid Cap Fund Class II | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Mid Cap Fund Class II | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Mid Cap Fund Class II | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Mid Cap Fund Class II | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Mid Cap Fund Class II | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Mid Cap Fund Class II | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Mid Cap Fund Class II | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Madison Target Retirement 2020 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Madison Target Retirement 2020 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Madison Target Retirement 2020 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
Madison Target Retirement 2020 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Madison Target Retirement 2020 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Madison Target Retirement 2020 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Madison Target Retirement 2020 Fund Class I | State Street SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Madison Target Retirement 2020 Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Madison Target Retirement 2020 Fund Class I | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Madison Target Retirement 2020 Fund Class I | JPMorgan International Research Enhanced Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Madison Target Retirement 2020 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Madison Target Retirement 2020 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Madison Target Retirement 2020 Fund Class I | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	97.20%
Madison Target Retirement 2030 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Madison Target Retirement 2030 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Madison Target Retirement 2030 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Madison Target Retirement 2030 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Madison Target Retirement 2030 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Madison Target Retirement 2030 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Madison Target Retirement 2030 Fund Class I | State Street SPDR Portfolio Short Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Madison Target Retirement 2030 Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Madison Target Retirement 2030 Fund Class I | iShares 5-10 Year Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Madison Target Retirement 2030 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Target Retirement 2030 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Madison Target Retirement 2030 Fund Class I | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Madison Target Retirement 2040 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Madison Target Retirement 2040 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Madison Target Retirement 2040 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Madison Target Retirement 2040 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Madison Target Retirement 2040 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Madison Target Retirement 2040 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Madison Target Retirement 2040 Fund Class I | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Madison Target Retirement 2040 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Madison Target Retirement 2040 Fund Class I | iShares Aaa - A Rated Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Madison Target Retirement 2040 Fund Class I | JPMorgan International Research Enhanced Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Madison Target Retirement 2040 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Madison Target Retirement 2040 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Madison Target Retirement 2040 Fund Class I | Exchange Traded Funds [Member] [Default Label]
Holdings [Line Items]
Percent of Net Asset Value	96.40%
Madison Target Retirement 2050 Fund Class I | Invesco S&P 500 Quality ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Madison Target Retirement 2050 Fund Class I | Schwab Intermediate-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Madison Target Retirement 2050 Fund Class I | Janus Henderson Mortgage-Backed Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Madison Target Retirement 2050 Fund Class I | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Madison Target Retirement 2050 Fund Class I | Distillate U.S. Fundamental Stability & Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Madison Target Retirement 2050 Fund Class I | iShares MSCI Emerging Markets Asia ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Madison Target Retirement 2050 Fund Class I | State Street SPDR S&P Bank ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Madison Target Retirement 2050 Fund Class I | JPMorgan International Research Enhanced Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Madison Target Retirement 2050 Fund Class I | iShares 7-10 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Madison Target Retirement 2050 Fund Class I | VictoryShares Free Cash Flow ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Madison Target Retirement 2050 Fund Class I | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Madison Target Retirement 2050 Fund Class I | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Madison Target Retirement 2050 Fund Class I | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%